Related Party Transactions	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17 — RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties

Name	Relationship with the Company
Botao Ma	Chairman of the Board, Chief Executive Officer
Shanghai Xinhui Investment Consulting Co., Ltd. (“Shanghai Xinhui”)	Controlled by Botao Ma
Shanghai GBG Enterprise Management Consulting Co., Ltd. (“Shanghai GBG”)	Mr. Botao Ma is legal representative of Shanghai GBG
Beijing Zhongfan Zhibao Technology Co., Ltd.	The Company owned 40% equity interest
Yuanwen Xia	Chief Financial Officer
Minghua Li	Chief Placement Officer
Xiaowei Le	Chief Operating Officer
2)	Transactions with related parties

During the six months ended December 31, 2024 and 2025, the transactions with related parties were as follows:

Purchases of services from related parties

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Shanghai GBG	353,307	160,000

Borrowings from (Repayment of Borrowings to) related parties

	For the Six Months Ended December 31,
	2024		2025
	Borrowings	Repayments	Borrowings	Repayments
	RMB	RMB	RMB	RMB
Shanghai Xinhui	2,500,000	—	9,550,000	(354,000)
Zhongfang Zhibao	—	—	4,800,000	(330,000)
Botao Ma	—	—	500,000	(953,228)
Yuanwen Xia	—	—	600,000	(300,000)
Xiaowei Ren	—	—	600,000	(300,000)
Others	—	—	10,515,575	(10,000,050)
	2,500,000	—	26,565,575	12,237,278

(Loans made to) Collection of loans from related parties

	For the Six Months Ended December 31,
	2024		2025
	Advance to	Collection	Advance to	Collection
	RMB	RMB	RMB	RMB
Shanghai GBG	—	—	(66,200)	470,000
Botao Ma	—	—	(250,083)	—
Minghua Li	—	—	(250,000)	—
	—	—	(566,283)	470,000
3)	Balances with related parties

As of June 30, 2025 and December 31, 2025, the balances with related parties were as follows:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Due from related parties
Shanghai GBG(a)	18,152,832	17,589,032
Botao Ma(b)	—	250,083
Minghua Li(b)	—	250,000
	18,152,832	18,089,115
Less: Allowance against advances to Shanghai GBG	(9,076,416)	(9,076,416)
	9,076,416	9,012,699

(a)	As of June 30, 2025 and December 31, 2025, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company. As of June 30, 2025 and December 31, 2025, the Company recorded an allowance for credit losses of RMB 9.0 million against the amounts due from Shanghai GBG.

(b)	As of June 30, 2025 and December 31, 2025, the balances due from Botao Ma and Minghua Li represented advances to the related parties for business purposes.
	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Due to related parties
Shanghai Xinhui(a)	2,828,820	11,994,054
Botao Ma(b)	299,224	—
Zhongfang Zhibao(c)	—	4,470,000
Yuanwen Xia	—	300,000
Xiaowei Le		300,000
Others	—	598,090
	3,128,044	17,662,144

(a)

As of June 30, 2025, the balance due to Shanghai Xinhui consisted of (i) borrowing of RMB 838,016, which was borrowed to support the Company’s working capital. The borrowing was interest free and payable on demand, and (ii) RMB 1,990,804 representing advances made by Shanghai to Xinhui on behalf of the Company to settle the subscription fees obligations owed to an investor.

As of December 31, 2025, the balance due to Shanghai Xinhui consisted of (i) borrowing of RMB 10,003,250, which was borrowed to support the Company’s working capital. The borrowing was interest free and payable on demand, and (ii) RMB 1,990,804 representing advances made by Shanghai to Xinhui on behalf of the Company to settle the subscription fees obligations owed to an investor.

(b)	As of June 30, 2025, the balance due to Mr. Botao Ma represented the operating expenses paid by Mr. Botao Ma on behalf of the Company. The expenses were interest free and payable on demand. As of December 31, 2025, the Company fully repaid the outstanding balance to Mr. Botao Ma.

(c)	As of December 31, 2025, the balance due to Zhongfang Zhibao represented the borrowings from the related party. The borrowings were interest free and payable on demand.